RELATED PARTY TRANSACTIONS (Details)	12 Months Ended
Dec. 31, 2013
Financial Data Services, Inc.
Related party transactions
Fee rate per year paid by MLAI based on aggregate net assets (as a percent)	0.02%
Fee rate based on aggregate asset level (as a percent)	0.02%
Financial Data Services, Inc. | Minimum
Related party transactions
Fee rate per year paid by MLAI based on aggregate net assets (as a percent)	0.016%
Financial Data Services, Inc. | Maximum
Related party transactions
Fee rate per year paid by MLAI based on aggregate net assets (as a percent)	0.02%
MLAI
Related party transactions
Wrap fee as a percentage of average month-end Net Asset Value	4.00%
BAC
Related party transactions
Interest rate under the Interest Earning Program on U.S. dollar cash balances	federal funds rate
Margin on interest rate under the Interest Earning Program on U.S. dollar cash balances (as a percent)	0.20%
Floor rate (as a percent)	0.00%